Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues	$ 72,676	$ 75,439	$ 138,997	$ 143,611
Earnings from joint ventures – after interest and tax	138	220	323	513
Earnings from associates – after interest and tax	608	1,027	1,257	1,441
Equity-accounted income of subsidiaries - after interest and tax			0	0
Interest and other income	270	165	433	324
Gains on sale of businesses and fixed assets	55	56	144	161
Total revenues and other income	73,747	76,907	141,154	146,050
Purchases	55,683	58,424	103,955	109,936
Production and manufacturing expenses	5,391	5,515	10,747	10,953
Production and similar taxes (Note 6)	371	531	795	899
Depreciation, depletion and amortization (Note 5)	4,588	3,811	9,049	7,742
Impairment and losses on sale of businesses and fixed assets	906	(23)	1,002	68
Exploration expense	146	164	513	678
Distribution and administration expenses	2,646	2,929	5,413	5,723
Profit (loss) before interest and taxation	4,016	5,556	9,680	10,051
Finance costs	853	535	1,720	1,088
Net finance (income) expense relating to pensions and other post-retirement benefits	15	31	30	62
Profit (loss) before taxation	3,148	4,990	7,930	8,901
Taxation	1,244	2,117	3,027	3,497
Profit (loss) for the period	1,904	2,873	4,903	5,404
Attributable to
BP shareholders	1,822	2,799	4,756	5,268
Non-controlling interests	$ 82	$ 74	147	136
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues			(2,194)	(2,140)
Earnings from joint ventures – after interest and tax			0	0
Earnings from associates – after interest and tax			0	0
Equity-accounted income of subsidiaries - after interest and tax			(5,713)	(6,028)
Interest and other income			(951)	(699)
Gains on sale of businesses and fixed assets			0	0
Total revenues and other income			(8,858)	(8,867)
Purchases			(2,194)	(2,140)
Production and manufacturing expenses			0	0
Production and similar taxes (Note 6)			0	0
Depreciation, depletion and amortization (Note 5)			0	0
Impairment and losses on sale of businesses and fixed assets			0	0
Exploration expense			0	0
Distribution and administration expenses			(32)	(33)
Profit (loss) before interest and taxation			(6,632)	(6,694)
Finance costs			(919)	(666)
Net finance (income) expense relating to pensions and other post-retirement benefits			0	0
Profit (loss) before taxation			(5,713)	(6,028)
Taxation			0	0
Profit (loss) for the period			(5,713)	(6,028)
Attributable to
BP shareholders			(5,713)	(6,028)
Non-controlling interests			0	0
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues			2,315	2,199
Earnings from joint ventures – after interest and tax			0	0
Earnings from associates – after interest and tax			0	0
Equity-accounted income of subsidiaries - after interest and tax			0	0
Interest and other income			26	18
Gains on sale of businesses and fixed assets			4	0
Total revenues and other income			2,345	2,217
Purchases			1,254	705
Production and manufacturing expenses			471	481
Production and similar taxes (Note 6)			93	144
Depreciation, depletion and amortization (Note 5)			132	262
Impairment and losses on sale of businesses and fixed assets			0	0
Exploration expense			0	0
Distribution and administration expenses			11	10
Profit (loss) before interest and taxation			384	615
Finance costs			6	3
Net finance (income) expense relating to pensions and other post-retirement benefits			0	0
Profit (loss) before taxation			378	612
Taxation			70	83
Profit (loss) for the period			308	529
Attributable to
BP shareholders			308	529
Non-controlling interests			0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues			0	0
Earnings from joint ventures – after interest and tax			0	0
Earnings from associates – after interest and tax			0	0
Equity-accounted income of subsidiaries - after interest and tax			5,713	6,028
Interest and other income			155	112
Gains on sale of businesses and fixed assets			0	0
Total revenues and other income			5,868	6,140
Purchases			0	0
Production and manufacturing expenses			0	0
Production and similar taxes (Note 6)			0	0
Depreciation, depletion and amortization (Note 5)			0	0
Impairment and losses on sale of businesses and fixed assets			0	0
Exploration expense			0	0
Distribution and administration expenses			386	344
Profit (loss) before interest and taxation			5,482	5,796
Finance costs			803	577
Net finance (income) expense relating to pensions and other post-retirement benefits			(78)	(49)
Profit (loss) before taxation			4,757	5,268
Taxation			1	0
Profit (loss) for the period			4,756	5,268
Attributable to
BP shareholders			4,756	5,268
Non-controlling interests			0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues			138,876	143,552
Earnings from joint ventures – after interest and tax			323	513
Earnings from associates – after interest and tax			1,257	1,441
Equity-accounted income of subsidiaries - after interest and tax			0	0
Interest and other income			1,203	893
Gains on sale of businesses and fixed assets			140	161
Total revenues and other income			141,799	146,560
Purchases			104,895	111,371
Production and manufacturing expenses			10,276	10,472
Production and similar taxes (Note 6)			702	755
Depreciation, depletion and amortization (Note 5)			8,917	7,480
Impairment and losses on sale of businesses and fixed assets			1,002	68
Exploration expense			513	678
Distribution and administration expenses			5,048	5,402
Profit (loss) before interest and taxation			10,446	10,334
Finance costs			1,830	1,174
Net finance (income) expense relating to pensions and other post-retirement benefits			108	111
Profit (loss) before taxation			8,508	9,049
Taxation			2,956	3,414
Profit (loss) for the period			5,552	5,635
Attributable to
BP shareholders			5,405	5,499
Non-controlling interests			$ 147	$ 136